Stockholders' Equity	12 Months Ended
Dec. 31, 2024
Stockholders' Equity [Abstract]
Stockholders' Equity

11. Stockholders’ Equity

The Company’s initial Memorandum of Association authorized 50,000 Class A common shares having a par value of US$1.00 per share. On February 19, 2024, the Company executed an Amended and Restated Memorandum of Association pursuant to which the 50,000 outstanding Class A common shares were divided into 900,000,000 Class A common shares having a par value of US$0.00005 per/share and 100,000,000 Class B common shares having at a par value of US$0.00005 per share (the “Division”).

After the Division, 900,000,000 Class A common shares and 92,305,000 Class B common shares were cancelled and returned to the Company. Concurrently on the date of the Division, the Company issued 855,000 Class A common shares.

Class A Common Shares

The Company is authorized to issue 900,000,000 Class A common shares, par value US$0.00005 per share, and 855,000 shares were issued and outstanding as of December 31, 2023. On March 1, 2024 and May 21, 2024, the Company issued 950,000 Class A common shares at a price of US$1.053 per share for aggregate gross proceeds of US$1,000,000 and 400,000 Class A common shares at a price of US$2.00 per share for aggregate gross proceeds of US$800,000, respectively.

The holders of Class A common shares have the following rights:

(a)	are entitled to one vote per share and to receive notice of, attend and vote as a member at any general meeting of the Company;

(b)	are entitled to such dividends as the Board may from time to time declare;

(c)	in the event of a winding-up or dissolution of the Company, shall rank pari passu with holders of Class B common shares with respect to receiving the remaining property of the Company; and

(d)	generally be entitled to enjoy all of the rights attaching to shares.

Class B Common Shares

The Company is authorized to issue 100,000,000 Class B common shares, par value US$0.00005 per share, and 7,695,000 shares were issued and outstanding as of December 31, 2024 and 2023, respectively. No additional shares were issued during the year ended December 31, 2024 and 2023.

The holders of Class B common shares have the following rights and restrictions:

(a)	are entitled to five (5) votes per share and to receive notice of, attend at and vote as a member at any general meeting of the Company;

(b)	are entitled to such dividends as the Board may from time to time declare;

(c)	in the event of a winding-up or dissolution of the Company, shall rank pari passu with holders of Class A Common Shares with respect to receiving the remaining property of the Company; and

(d)	generally be entitled to enjoy all of the rights attaching to shares.